NOTE 11 - STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Stock Issued During Period, Value, Other		$ 60,000
Treasury Stock, Preferred, Shares			1
[custom:PreferredBSharesConvertedToCommonSharesValue]		$ (6,000)
Common Stock, Shares Authorized		3,000,000,000	3,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Stock Issued During Period, Value, Issued for Services		$ 131,610
Professional Fees		2,069,876	$ 268,620
Gain (Loss) on Extinguishment of Debt		$ 5,000
Common Stock, Shares, Issued		140,186,096	132,565,226
Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]		$ 6,000
Promissory Notes Issued In Fiscal Year 2019 [Member]
Class of Stock [Line Items]
Convertible Debt			$ 25,000
Advisory Board [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		561,220
Stock Issued During Period, Value, Issued for Services		$ 1,643,355
Investor Relations [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		57,000
Stock Issued During Period, Value, Issued for Services		$ 131,610
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
[custom:PreferredBSharesConvertedToCommonSharesValue]		$ (27)
Stock Issued During Period, Shares, Issued for Services		57,000
Stock Issued During Period, Value, Issued for Services		$ 570
[custom:PreferredBSharesConvertedToCommonSharesShares]		2,650
[custom:CommonStockIssuedForConversionOfDebt]		7,000,000
[custom:CommonStockIssuedForConversionOfDebtValue]		$ 70,000
Consultancy Fee [Member]
Class of Stock [Line Items]
Professional Fees		$ 50,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		1	1
Preferred Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Preferred Stock, Convertible, Terms		On March 12, 2021, the Company amended the designation of the Special 2019 Series A Preferred shares and removed the right of the holder to convert the Special 2019 Series A Preferred share to 500,000,000 shares of common stock of the Company.
Preferred Stock, Voting Rights		The holder of the Special 2019 Series A Preferred Stock is entitled to 60% of all votes entitled to vote at each meeting of stockholders of the Corporation
Preferred Stock, Shares Outstanding		1	0
Treasury Stock, Preferred, Shares			1
Series A Preferred Stock [Member] | Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]		$ 60,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other		1
Stock Issued During Period, Value, Other
[custom:PreferredBSharesConvertedToCommonSharesValue]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		0	12,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Issued		0	2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis	Holders of the Series B Preferred Stock shall after two years of issuance, convert this Class B Preferred Stock based on each Class B Preferred Share equaling .00001% of the total issued and outstanding Common shares of the Company. In the event of a merger, reorganization, recapitalization or similar event of or with respect to the Corporation (other than a Corporate Change in which the Corporation is the surviving entity), this Class B Preferred Stock shall be converted based on each Class B Preferred Share equaling .00001% of the total issued and outstanding shares of common stock of the Company
Series B Preferred Stock [Member] | Founder Loan [Member]
Class of Stock [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]		$ 6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2,650)
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other
Stock Issued During Period, Value, Other
Conversion of Stock, Amount Converted		2
Conversion of Stock, Amount Issued		2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)